Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2024	2023	2022
Wages and salaries[a]	8,601	7,835	7,486
Social security costs	1,032	943	720
Share-based payments[b]	1,088	1,131	1,034
Pension and other post-employment benefit costs	519	370	576
	11,240	10,279	9,816

			2024			2023			2022
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	900	4,400	5,300	900	3,700	4,600	700	3,400	4,100
oil production & operations	3,300	5,700	9,000	3,100	5,500	8,600	3,000	5,700	8,700
customers & productsd e	27,500	38,000	65,500	19,500	36,300	55,800	8,000	35,700	43,700
other businesses and corporate	1,400	9,800	11,200	1,400	9,000	10,400	1,300	8,500	9,800
	33,100	57,900	91,000	24,900	54,500	79,400	13,000	53,300	66,300
aIncludes termination costs of $336 million (2023 $96 million and 2022 $27 million).
bThe group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
cReported to the nearest 100.
dIncludes 40,700 (2023 33,800 and 2022 23,300) service station staff.
eIncludes 1,700 (2023 0 and 2022 0) agricultural, operational and seasonal workers in Brazil.